Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic	$ (36,182)	$ (30,329)
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic	3,285	5,497
Net loss attributable to common stockholders	$ (32,897)	$ (24,832)
Denominator:
Weighted average common shares outstanding - basic	13,832,887	10,444,767
Weighted average number of common shares, diluted	13,832,887	10,444,767
Net loss per share from continuing operations attributable to commons stockholders - basic (in dollar per share)	$ (2.62)	$ (2.90)
Net loss per share from continuing operations attributable to commons stockholders - diluted (in dollar per share)	(2.62)	(2.90)
Net loss per share from discontinued operations attributable to commons stockholders - basic (in dollar per share)	0.24	0.53
Net loss per share from discontinued operations attributable to commons stockholders - diluted (in dollar per share)	0.24	0.53
Net loss per share - basic (in dollar per share)	(2.38)	(2.38)
Net loss per share - diluted (in dollar per share)	$ (2.38)	$ (2.38)